Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 3,110	$ 3,851
Tax authorities	172	162
Receivables on account of assets sold	25	235
Others	113	113
Total	$ 3,420	$ 4,361